Annual Total Returns (Vanguard Institutional Intermediate-Term Bond Fund - Institutional Plus Shares Institutional) - Vanguard Institutional Intermediate-Term Bond Fund - Vanguard Institutional Intermediate-Term Bond Fund - Institutional Plus Shares
Total
Annual Total Return
2014	3.66%
2013	(0.86%)
2012	3.71%
2011	5.63%
2010	6.20%
2009	7.49%
2008	2.74%
2007	7.08%
2006	4.53%
2005	2.28%